HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Hedging Transactions and Derivative Financial Instruments Disclosures [Abstract]
HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS	HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS
The Company is directly and indirectly affected by changes in certain market conditions. These changes in market conditions may adversely impact the Company's financial performance and are referred to as "market risks." When deemed appropriate, our Company uses derivatives as a risk management tool to mitigate the potential impact of certain market risks. The primary market risks managed by the Company through the use of derivative and non-derivative financial instruments are foreign currency exchange rate risk, commodity price risk and interest rate risk.
The Company uses various types of derivative instruments including, but not limited to, forward contracts, commodity futures contracts, option contracts, collars and swaps. Forward contracts and commodity futures contracts are agreements to buy or sell a quantity of a currency or commodity at a predetermined future date and at a predetermined rate or price. An option contract is an agreement that conveys the purchaser the right, but not the obligation, to buy or sell a quantity of a currency or commodity at a predetermined rate or price during a period or at a time in the future. A collar is a strategy that uses a combination of options to limit the range of possible positive or negative returns on an underlying asset or liability to a specific range, or to protect expected future cash flows. To do this, an investor simultaneously buys a put option and sells (writes) a call option, or alternatively buys a call option and sells (writes) a put option. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. We do not enter into derivative financial instruments for trading purposes. The Company may also designate certain non-derivative instruments, such as our foreign-denominated third-party debt, in hedging relationships.
All derivatives are carried at fair value in our consolidated balance sheets, primarily in the following line items, as applicable: prepaid expenses and other assets; other assets; accounts payable and accrued expenses; and other liabilities. The carrying values of the derivatives reflect the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. These master netting agreements allow the Company to net settle positive and negative positions (assets and liabilities) arising from different transactions with the same counterparty.
The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the type of hedging relationships. Derivatives can be designated as fair value hedges, cash flow hedges or hedges of net investments in foreign operations. The changes in the fair values of derivatives that have been designated and qualify for fair value hedge accounting are recorded in the same line item in our consolidated statements of income as the changes in the fair values of the hedged items attributable to the risk being hedged. The changes in the fair values of derivatives that have been designated and qualify as cash flow hedges or hedges of net investments in foreign operations are recorded in AOCI and are reclassified into the line item in our consolidated statements of income in which the hedged items are recorded in the same period the hedged items affect earnings. Due to the high degree of effectiveness between the hedging instruments and the underlying exposures being hedged, fluctuations in the values of the derivative instruments are generally offset by changes in the fair values or cash flows of the underlying exposures being hedged. The changes in the fair values of derivatives that were not designated and/or did not qualify as hedging instruments are immediately recognized into earnings.
For derivatives that will be accounted for as hedging instruments, the Company formally designates and documents, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective and the strategy for undertaking the hedge transaction. In addition, the Company formally assesses, both at the inception and at least quarterly thereafter, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair values or cash flows of the related underlying exposures. Any ineffective portion of a financial instrument's change in fair value is immediately recognized into earnings.
The Company determines the fair values of its derivatives based on quoted market prices or pricing models using current market rates. Refer to Note 17. The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described above. The amounts exchanged are calculated by reference to the notional amounts and by other terms of the derivatives, such as interest rates, foreign currency exchange rates, commodity rates or other financial indices. The Company does not view the fair values of its derivatives in isolation but rather in relation to the fair values or cash flows of the underlying hedged transactions or other exposures. Virtually all of our derivatives are straightforward over-the-counter instruments with liquid markets.
The following table presents the fair values of the Company's derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2018	December 31, 2017
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$43	$45
Foreign currency contracts	Other assets	114	79
Interest rate contracts	Other assets	88	52
Total assets		$245	$176
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$19	$77
Foreign currency contracts	Other liabilities	15	9
Commodity contracts	Accounts payable and accrued expenses	1	4
Interest rate contracts	Accounts payable and accrued expenses	—	30
Interest rate contracts	Other liabilities	40	39
Total liabilities		$75	$159

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 17 for additional information related to the estimated fair value.
The following table presents the fair values of the Company's derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2018	December 31, 2017
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$61	$20
Foreign currency contracts	Other assets	—	27
Commodity contracts	Prepaid expenses and other assets	2	25
Commodity contracts	Other assets	—	1
Other derivative instruments	Prepaid expenses and other assets	7	8
Total assets		$70	$81
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$101	$69
Foreign currency contracts	Other liabilities	—	28
Commodity contracts	Accounts payable and accrued expenses	38	7
Commodity contracts	Other liabilities	8	—
Other derivative instruments	Accounts payable and accrued expenses	13	1
Other derivative instruments	Other liabilities	—	1
Total liabilities		$160	$106

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 17 for additional information related to the estimated fair value.
Credit Risk Associated with Derivatives
We have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. We monitor counterparty exposures regularly and review any downgrade in credit rating immediately. If a downgrade in the credit rating of a counterparty were to occur, we have provisions requiring collateral for substantially all of our transactions. To mitigate presettlement risk, minimum credit standards become more stringent as the duration of the derivative financial instrument increases. In addition, the Company's master netting agreements reduce credit risk by permitting the Company to net settle for transactions with the same counterparty. To minimize the concentration of credit risk, we enter into derivative transactions with a portfolio of financial institutions. Based on these factors, we consider the risk of counterparty default to be minimal.
Cash Flow Hedging Strategy
The Company uses cash flow hedges to minimize the variability in cash flows of assets or liabilities or forecasted transactions caused by fluctuations in foreign currency exchange rates, commodity prices or interest rates. The changes in the fair values of derivatives designated as cash flow hedges are recorded in AOCI and are reclassified into the line item in our consolidated statements of income in which the hedged items are recorded in the same period the hedged items affect earnings. The changes in fair values of hedges that are determined to be ineffective are immediately reclassified from AOCI into earnings. The maximum length of time for which the Company hedges its exposure to the variability in future cash flows is typically three years.
The Company maintains a foreign currency cash flow hedging program to reduce the risk that our eventual U.S. dollar net cash inflows from sales outside the United States and U.S. dollar net cash outflows from procurement activities will be adversely affected by changes in foreign currency exchange rates. We enter into forward contracts and purchase foreign currency options (principally euros and Japanese yen) and collars to hedge certain portions of forecasted cash flows denominated in foreign currencies. When the U.S. dollar strengthens against the foreign currencies, the decline in the present value of future foreign currency cash flows is partially offset by gains in the fair value of the derivative instruments. Conversely, when the U.S. dollar weakens, the increase in the present value of future foreign currency cash flows is partially offset by losses in the fair value of the derivative instruments. The total notional values of derivatives that have been designated and qualify for the Company's foreign currency cash flow hedging program were $3,175 million and $4,068 million as of December 31, 2018 and 2017, respectively.
The Company uses cross-currency swaps to hedge the changes in cash flows of certain of its foreign currency denominated debt and other monetary assets or liabilities due to changes in foreign currency exchange rates. For this hedging program, the Company records the change in carrying value of these foreign currency denominated assets and liabilities due to changes in exchange rates into earnings each period. The changes in fair value of the cross-currency swap derivatives are recorded in AOCI with an immediate reclassification into earnings for the change in fair value attributable to fluctuations in foreign currency exchange rates. The total notional values of derivatives that have been designated as cash flow hedges for the Company's foreign currency denominated assets and liabilities were $3,028 million and $1,851 million as of December 31, 2018 and 2017, respectively.
The Company has entered into commodity futures contracts and other derivative instruments on various commodities to mitigate the price risk associated with forecasted purchases of materials used in our manufacturing process. These derivative instruments have been designated and qualify as part of the Company's commodity cash flow hedging program. The objective of this hedging program is to reduce the variability of cash flows associated with future purchases of certain commodities. The total notional value of derivatives that have been designated and qualify for this program were $9 million and $35 million as of December 31, 2018 and 2017, respectively.
Our Company monitors our mix of short-term debt and long-term debt regularly. From time to time, we manage our risk to interest rate fluctuations through the use of derivative financial instruments. The Company has entered into interest rate swap agreements and has designated these instruments as part of the Company's interest rate cash flow hedging program. The objective of this hedging program is to mitigate the risk of adverse changes in benchmark interest rates on the Company's future interest payments. The total notional values of these interest rate swap agreements that was designated and qualified for the Company's interest rate cash flow hedging program was $500 million as of December 31, 2017. During the year ended December 31, 2018, we discontinued the cash flow hedge relationship related to these swaps. We reclassified a loss of $8 million into earnings as a result of the discontinuance. As of December 31, 2018, we did not have any interest rate swaps designated as a cash flow hedge.
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on AOCI and earnings (in millions):

	Gain (Loss) Recognized in OCI	Location of Gain (Loss) Recognized in Income[1]	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2018
Foreign currency contracts	$9	Net operating revenues	$136	$1
Foreign currency contracts	15	Cost of goods sold	8	(3)
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	23	Other income (loss) — net	(5)	(4)
Interest rate contracts	22	Interest expense	(40)	(8)
Commodity contracts	(1)	Cost of goods sold	—	(5)
Total	$68		$90	$(19)
2017
Foreign currency contracts	$(226)	Net operating revenues	$443	$1
Foreign currency contracts	(26)	Cost of goods sold	(2)	—	[2]
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	92	Other income (loss) — net	107	3
Interest rate contracts	(22)	Interest expense	(37)	2
Commodity contracts	(6)	Cost of goods sold	(1)	—
Total	$(188)		$501	$6
2016
Foreign currency contracts	$69	Net operating revenues	$567	$(3)
Foreign currency contracts	8	Cost of goods sold	35	(1)
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	13	Other income (loss) — net	(3)	(3)
Interest rate contracts	(126)	Interest expense	(17)	(2)
Commodity contracts	(1)	Cost of goods sold	(1)	—
Total	$(37)		$572	$(9)

[1]	The Company records gains and losses reclassified from AOCI into income for the effective portion and ineffective portion, if any, to the same line items in our consolidated statements of income.

[2]	Includes a de minimis amount of ineffectiveness in the hedging relationship.
As of December 31, 2018, the Company estimates that it will reclassify into earnings during the next 12 months net losses of $29 million from the pretax amount recorded in AOCI as the anticipated cash flows occur.
Fair Value Hedging Strategy
The Company uses interest rate swap agreements designated as fair value hedges to minimize exposure to changes in the fair value of fixed-rate debt that results from fluctuations in benchmark interest rates. The Company also uses cross-currency interest rate swaps to hedge the changes in the fair value of foreign currency denominated debt relating to changes in foreign currency exchange rates and benchmark interest rates. The changes in fair values of derivatives designated as fair value hedges and the offsetting changes in fair values of the hedged items are recognized in earnings. The ineffective portions of these hedges are immediately recognized into earnings. As of December 31, 2018, such adjustments had cumulatively increased the carrying value of our long-term debt by $42 million. When a derivative is no longer designated as a fair value hedge for any reason, including termination and maturity, the remaining unamortized difference between the carrying value of the hedged item at that time and the face value of the hedged item is amortized to earnings over the remaining life of the hedged item, or immediately if the hedged item has matured. The total notional values of derivatives related to our fair value hedges of this type were $8,023 million and $8,121 million as of December 31, 2018 and 2017, respectively.
The Company also uses fair value hedges to minimize exposure to changes in the fair value of certain available-for-sale securities from fluctuations in foreign currency exchange rates. The changes in fair values of derivatives designated as fair value hedges and the offsetting changes in fair values of the hedged items due to changes in foreign currency exchange rates are recognized in earnings. As a result, any difference is reflected in earnings as ineffectiveness. The total notional value of derivatives related to fair value hedges of this type was $311 million as of December 31, 2017. As of December 31, 2018, we did not have any fair value hedges of this type.
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings (in millions):

Hedging Instruments and Hedged Items	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income[1]
2018
Interest rate contracts	Interest expense	$34
Fixed-rate debt	Interest expense	(38)
Net impact to interest expense		$(4)
Foreign currency contracts	Other income (loss) — net	$(6)
Available-for-sale securities	Other income (loss) — net	6
Net impact to other income (loss) — net		$—
Net impact of fair value hedging instruments		$(4)
2017
Interest rate contracts	Interest expense	$(69)
Fixed-rate debt	Interest expense	63
Net impact to interest expense		$(6)
Foreign currency contracts	Other income (loss) — net	$(37)
Available-for-sale securities	Other income (loss) — net	44
Net impact to other income (loss) — net		$7
Net impact of fair value hedging instruments		$1
2016
Interest rate contracts	Interest expense	$170
Fixed-rate debt	Interest expense	(152)
Net impact to interest expense		$18
Foreign currency contracts	Other income (loss) — net	$69
Available-for-sale securities	Other income (loss) — net	(73)
Net impact to other income (loss) — net		$(4)
Net impact of fair value hedging instruments		$14

[1] The net impacts represent the ineffective portions of the hedge relationships and the amounts excluded from the assessment of hedge effectiveness.
Hedges of Net Investments in Foreign Operations Strategy
The Company uses forward contracts and a portion of its foreign currency denominated debt, a non-derivative financial instrument, to protect the value of our net investments in a number of foreign operations. For derivative instruments that are designated and qualify as hedges of net investments in foreign operations, the changes in fair values of the derivative instruments are recognized in net foreign currency translation adjustment, a component of AOCI, to offset the changes in the values of the net investments being hedged. For non-derivative financial instruments that are designated and qualify as hedges of net investments in foreign operations, the change in the carrying value of the designated portion of the non-derivative financial instrument due to changes in foreign currency exchange rates is recorded in net foreign currency translation adjustment. Any ineffective portions of net investment hedges are reclassified from AOCI into earnings during the period of change.
During the years ended December 31, 2018, 2017 and 2016, the Company designated a portion of its euro-denominated debt as a hedge of a net investment in our European operations.
The following table summarizes the notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges (in millions):

	Notional Amount		Gain (Loss) Recognized in OCI
	as of December 31,		Year Ended December 31,
	2018	2017	2018	2017	2016
Foreign currency contracts	$—	$—	$(14)	$(7)	$(237)
Foreign currency denominated debt	12,494	13,147	653	(1,505)	304
Total	$12,494	$13,147	$639	$(1,512)	$67

The Company did not reclassify any deferred gains or losses related to net investment hedges from AOCI to earnings during the years ended December 31, 2018 and 2017. The Company reclassified net deferred losses of $77 million related to the deconsolidation of our German bottling operations from AOCI into earnings during the year ended December 31, 2016. In addition, the Company did not have any ineffectiveness related to net investment hedges during the years ended December 31, 2018, 2017 and 2016. The cash inflows and outflows associated with the Company's derivative contracts designated as net investment hedges are classified in the line item other investing activities in our consolidated statements of cash flows.
Economic (Non-Designated) Hedging Strategy
In addition to derivative instruments that are designated and qualify for hedge accounting, the Company also uses certain derivatives as economic hedges of foreign currency, interest rate and commodity exposure. Although these derivatives were not designated and/or did not qualify for hedge accounting, they are effective economic hedges. The changes in fair value of economic hedges are immediately recognized into earnings.
The Company uses foreign currency economic hedges to offset the earnings impact that fluctuations in foreign currency exchange rates have on certain monetary assets and liabilities denominated in nonfunctional currencies. The changes in fair value of economic hedges used to offset those monetary assets and liabilities are immediately recognized into earnings in the line item other income (loss) — net in our consolidated statements of income. In addition, we use foreign currency economic hedges to minimize the variability in cash flows associated with fluctuations in foreign currency exchange rates, including those related to certain acquisition and divestiture activities. The changes in fair values of economic hedges used to offset the variability in U.S. dollar net cash flows are recognized into earnings in the line items net operating revenues, cost of goods sold or other income (loss) — net in our consolidated statements of income, as applicable. The total notional values of derivatives related to our foreign currency economic hedges were $10,939 million and $6,827 million as of December 31, 2018 and 2017, respectively.
The Company also uses certain derivatives as economic hedges to mitigate the price risk associated with the purchase of materials used in the manufacturing process and for vehicle fuel. The changes in fair values of these economic hedges are immediately recognized into earnings in the line items net operating revenues, cost of goods sold, or selling, general and administrative expenses in our consolidated statements of income, as applicable. The total notional values of derivatives related to our economic hedges of this type were $373 million and $357 million as of December 31, 2018 and 2017, respectively.

The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings (in millions):

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
		Year Ended December 31,
		2018	2017	2016
Foreign currency contracts	Net operating revenues	$22	$(30)	$(45)
Foreign currency contracts	Cost of goods sold	9	(1)	4
Foreign currency contracts	Other income (loss) — net	(264)	73	(168)
Commodity contracts	Net operating revenues	—	16	10
Commodity contracts	Cost of goods sold	(25)	15	75
Commodity contracts	Selling, general and administrative expenses	—	1	6
Interest rate contracts	Interest expense	(1)	—	(39)
Other derivative instruments	Selling, general and administrative expenses	(18)	46	16
Other derivative instruments	Other income (loss) — net	(22)	1	(15)
Total		$(299)	$121	$(156)